Deposit Guarantee Insurance - Additional Information (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Feb. 28, 2019	Dec. 31, 2018
Disclosure Of Guarantees [line items]
Deposit amount		$ 450
Deposit increased amount		$ 1,000
BCRA Communique B [member]
Disclosure Of Guarantees [line items]
Interest in the capital stock	8.30%